SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Cash (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash
Total cash balances held at financial institutions	¥ 226,586,419	¥ 279,742,341
Minimum
Cash
Original maturities of term deposit	3 months
Maximum
Cash
Original maturities of term deposit	1 year
PRC
Cash
Total cash balances held at financial institutions	¥ 200,993,194	268,438,586
PRC | Denominated in RMB
Cash
Total cash balances held at financial institutions	35,981,659	90,078,714
PRC | Denominated in USD
Cash
Total cash balances held at financial institutions	165,010,781	178,359,872
PRC | Denominated in EUR
Cash
Total cash balances held at financial institutions	754
United States
Cash
Total cash balances held at financial institutions	5,727,377	3,523,116
United States | Denominated in USD
Cash
Total cash balances held at financial institutions	5,727,377	3,523,116
Hong Kong SAR
Cash
Total cash balances held at financial institutions	19,394,794	6,015,191
Hong Kong SAR | Denominated in USD
Cash
Total cash balances held at financial institutions	18,963,059	6,015,191
Hong Kong SAR | Denominated in HKD
Cash
Total cash balances held at financial institutions	431,735
Indonesia
Cash
Total cash balances held at financial institutions	471,054	1,765,448
Indonesia | Denominated in USD
Cash
Total cash balances held at financial institutions	468,408	¥ 1,765,448
Indonesia | Denominated in IDR
Cash
Total cash balances held at financial institutions	¥ 2,646